Other Income (Details) - Schedule of other income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Other Income [Abstract]
Government grant	$ 1,592
Interest income on bank deposits	21	4	199
Other	15,023	34,789	2,923
Other income	$ 16,636	$ 34,793	$ 3,122